Quarterly Holdings Report
for

Fidelity Freedom® Blend 2005 Fund

June 30, 2021

FBF-Y05-QTLY-0821
1.9892461.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	25,990	$500,566
Fidelity Series Commodity Strategy Fund (a)	129,713	722,501
Fidelity Series Large Cap Growth Index Fund (a)	18,146	319,183
Fidelity Series Large Cap Stock Fund (a)	17,843	353,289
Fidelity Series Large Cap Value Index Fund (a)	43,610	673,779
Fidelity Series Small Cap Opportunities Fund (a)	9,247	168,480
Fidelity Series Value Discovery Fund (a)	14,829	249,425
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,238,523)		2,987,223

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	13,679	191,776
Fidelity Series Emerging Markets Fund (a)	14,072	171,672
Fidelity Series Emerging Markets Opportunities Fund (a)	57,420	1,542,297
Fidelity Series International Growth Fund (a)	22,889	447,713
Fidelity Series International Index Fund (a)	15,226	187,275
Fidelity Series International Small Cap Fund (a)	7,092	157,939
Fidelity Series International Value Fund (a)	39,948	446,218
Fidelity Series Overseas Fund (a)	32,789	446,913
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,670,031)		3,591,803

Bond Funds - 53.5%
Fidelity Series Corporate Bond Fund (a)	190,058	2,119,151
Fidelity Series Emerging Markets Debt Fund (a)	15,301	142,603
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,540	47,083
Fidelity Series Floating Rate High Income Fund (a)	3,093	28,607
Fidelity Series Government Bond Index Fund (a)	248,930	2,643,642
Fidelity Series High Income Fund (a)	17,129	164,267
Fidelity Series Inflation-Protected Bond Index Fund (a)	267,842	2,940,906
Fidelity Series Investment Grade Bond Fund (a)	247,901	2,905,404
Fidelity Series Investment Grade Securitized Fund (a)	193,889	2,006,749
Fidelity Series Long-Term Treasury Bond Index Fund (a)	93,598	783,415
Fidelity Series Real Estate Income Fund (a)	8,525	99,063
TOTAL BOND FUNDS
(Cost $13,489,373)		13,880,890

Short-Term Funds - 21.2%
Fidelity Cash Central Fund 0.06% (b)	242	242
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,463,684	1,463,684
Fidelity Series Short-Term Credit Fund (a)	92,763	942,472
Fidelity Series Treasury Bill Index Fund (a)	309,277	3,092,772
TOTAL SHORT-TERM FUNDS
(Cost $5,488,397)		5,499,170
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,886,324)		25,959,086
NET OTHER ASSETS (LIABILITIES) - 0.0%		(623)
NET ASSETS - 100%		$25,958,463

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,242	$100,049	$--	$--	$242	0.0%
Total	$49	$100,242	$100,049	$--	$--	$242

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$476,733	$59,391	$86,987	$--	$8,104	$43,325	$500,566
Fidelity Series Canada Fund	147,790	40,890	10,824	--	735	13,185	191,776
Fidelity Series Commodity Strategy Fund	655,440	70,100	89,307	--	4,049	82,219	722,501
Fidelity Series Corporate Bond Fund	1,917,388	231,389	84,633	12,783	681	54,326	2,119,151
Fidelity Series Emerging Markets Debt Fund	129,119	15,117	5,044	1,466	56	3,355	142,603
Fidelity Series Emerging Markets Debt Local Currency Fund	43,159	4,862	2,413	--	54	1,421	47,083
Fidelity Series Emerging Markets Fund	181,564	19,002	36,428	--	1,326	6,208	171,672
Fidelity Series Emerging Markets Opportunities Fund	1,632,306	176,634	339,285	--	26,310	46,332	1,542,297
Fidelity Series Floating Rate High Income Fund	26,011	3,439	1,011	267	2	166	28,607
Fidelity Series Government Bond Index Fund	2,364,080	330,523	86,305	6,313	176	35,168	2,643,642
Fidelity Series Government Money Market Fund 0.08%	1,625,448	161,989	323,753	241	--	--	1,463,684
Fidelity Series High Income Fund	149,847	19,207	8,331	1,861	78	3,466	164,267
Fidelity Series Inflation-Protected Bond Index Fund	2,650,228	335,306	104,146	--	441	59,077	2,940,906
Fidelity Series International Growth Fund	363,454	92,185	39,473	--	2,277	29,270	447,713
Fidelity Series International Index Fund	151,737	39,847	11,659	--	934	6,416	187,275
Fidelity Series International Small Cap Fund	131,074	28,757	11,509	--	1,748	7,869	157,939
Fidelity Series International Value Fund	363,042	105,697	31,378	--	2,837	6,020	446,218
Fidelity Series Investment Grade Bond Fund	2,623,900	333,389	96,676	13,690	569	44,222	2,905,404
Fidelity Series Investment Grade Securitized Fund	1,838,406	227,495	68,458	973	(316)	9,622	2,006,749
Fidelity Series Large Cap Growth Index Fund	300,850	35,056	51,668	1,322	7,982	26,963	319,183
Fidelity Series Large Cap Stock Fund	328,463	36,025	34,563	--	6,003	17,361	353,289
Fidelity Series Large Cap Value Index Fund	627,382	85,212	70,807	--	6,848	25,144	673,779
Fidelity Series Long-Term Treasury Bond Index Fund	645,904	138,467	43,864	4,161	(2,800)	45,708	783,415
Fidelity Series Overseas Fund	364,074	94,178	39,483	--	5,585	22,559	446,913
Fidelity Series Real Estate Income Fund	89,763	10,109	5,449	134	174	4,466	99,063
Fidelity Series Short-Term Credit Fund	801,629	171,286	29,433	3,058	(13)	(997)	942,472
Fidelity Series Small Cap Opportunities Fund	158,699	19,523	14,193	--	2,202	2,249	168,480
Fidelity Series Treasury Bill Index Fund	2,578,151	609,814	95,193	487	(7)	7	3,092,772
Fidelity Series Value Discovery Fund	231,808	28,723	23,863	--	4,471	8,286	249,425
	$23,597,449	$3,523,612	$1,846,136	$46,756	$80,506	$603,413	$25,958,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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